Supplemental disclosure of cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) In Operating Capital [Abstract]
Trade and other receivables	$ 158	$ 228	$ 270
Prepaid expenses and other current assets	(343)	(45)	(111)
Other non-current assets	39	(233)	58
Payables and accrued liabilities	(1,113)	(313)	(1,013)
Amortization of deferred revenues (note 5)	0	555	0
Provision for restructuring costs (note 13)	(190)	(566)	(1,840)
Employee future benefits (note 18)	(551)	(459)	(507)
Provisions	(212)	(231)	(252)
Increase (decrease) in working capital	$ 2,212	$ 1,064	$ 3,395